Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Trade Receivables

Trade receivables are summarized as follows:

	December 31
	2016	2015
	(Millions of yen)
Notes	28,811	17,614
Accounts	623,722	582,464

	652,533	600,078
Less allowance for doubtful receivables	(11,075)	(12,077)

	641,458	588,001